Commitments and Contingencies - Unconditional Purchase Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Unconditional purchase obligations
Payments towards purchase obligations	$ 83,598
Future unconditional purchase obligations
2022	103,602
2023	44,896
2024	32,533
2025	16,606
Thereafter	2,307
Total	199,944
Commitments and Contingencies
Recorded Unconditional Purchase Obligation	199,944
2022	103,602
2023	44,896
2024	32,533
2025	16,606
Thereafter	2,307
Payments towards purchase obligations	$ 83,598